EQUITY - Number of share options and Weighted average exercise price (Details)	12 Months Ended
	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Disclosure of classes of share capital [abstract]
Number of Options, Outstanding at the beginning of year | $	6,448	3,579
Number of Options, Changes during the year:
Number of options granted | $	1,499	3,575
Number of options exercised | $	58	572
Number of Options, Forfeited | $	179	134
Number of Options, Outstanding at end of year | $	7,710	6,448
Number of options exercisable | $	3,138	2,814
Weighted Average Exercise Price, Options outstanding at the beginning of year | $ / shares	$ 1.23	$ 0.42
Weighted Average Exercise Price, Changes during the year:
Weighted Average Exercise Price, Granted | $ / shares	2.34	2.38
Weighted Average Exercise Price, Exercised | $ / shares	1.10	0.0001
Weighted Average Exercise Price, Forfeited | $ / shares	1.83	1.10
Weighted Average Exercise Price, Options outstanding at end of year | $ / shares	1.72	1.23
Options Exercisable, Exercise Price | $ / shares	$ 0.705	$ 0.31